RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016
Related Party Transactions (Textual) [Abstract]
Salaries	$ 46,077	$ 31,994	$ 91,077	$ 64,225	$ 104,751	$ 5,365
Share Based Compensation				60,000	60,000
Chief Executive Officer [Member]
Related Party Transactions (Textual) [Abstract]
Consulting fees				18,000
Salaries			90,000	30,000	135,000	5,000
Share Based Compensation
Chief Financial Officer [Member]
Related Party Transactions (Textual) [Abstract]
Consulting fees			24,000	33,617	52,429	18,000
Salaries				60,000
Share Based Compensation				109,096
Formar Ceo [Member]
Related Party Transactions (Textual) [Abstract]
Consulting fees			$ 2,896	$ 7,500	32,119	30,000
Former CEO, CFO and Director [Member]
Related Party Transactions (Textual) [Abstract]
Share Based Compensation					$ 885,375	$ 246,004